Employee Benefit Liabilities, Net (Details) - Schedule of expenses recognized in comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Expenses Recognized In Comprehensive Income Loss Abstract
Current service cost	$ 223	$ 281	$ 264
Past service cost		415
Interest expenses, net	21	23	23
Total employee benefit expenses	237	716	287
Actual return on plan assets	$ (25)	$ 349	$ 35